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                                                                 [Hartford Logo]

November 7, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attn: Division of Investment Management

Re: Hartford Life and Annuity Insurance Company
    Separate Account Seven ("Registrant")
    File No. 333-136548
    Pre-Effective Amendment No. 1

Dear Mr. Kosoff:

In accordance with our discussions on October 23, 2006, presented below please find your inquiries and comments (marked in italics) and our responses.

1. GENERAL COMMENTS

       a. PLEASE EXPLAIN SUPPLEMENTALLY WHY THE HARTFORD IS RE-REGISTERING THIS REGISTRATION STATEMENT AS A DIFFERENT SEPARATE ACCOUNT.

          FOR CONSISTENCY WITH OTHER PRODUCT LINES IN HARTFORD SEPARATE ACCOUNTS, WE DECIDED TO REGISTER THESE PRODUCTS IN SEPARATE ACCOUNT SEVEN.

       b. PLEASE CONFIRM SUPPLEMENTALLY THAT NO INTERESTS UNDER THESE CONTRACTS HAVE BEEN ISSUED TO THE PUBLIC.

          WE RESPECTFULLY CONFIRM THAT NO INTERESTS UNDER THESE CONTRACTS HAVE BEEN ISSUED TO THE PUBLIC.

       c. PLEASE SUPPLEMENTALLY EXPLAIN WHY YOU INTEND TO WITHDRAW THE JULY 31 FILING FROM SEPARATE ACCOUNT TEN.

          WE DO NOT INTEND SEPARATE ACCOUNT TEN TO BE THE REGISTRANT FOR THESE PRODUCTS AND WILL WITHDRAW THE JULY 31 FILINGS TO THAT EFFECT.

2. ANNUAL FUND OPERATING EXPENSES (PAGE 8)

       a. PLEASE REMOVE FOOTNOTE 9 AND MAKE ANY CORRESPONDING CHANGES TO THE FEE TABLE.

          WE HAVE REMOVED THIS WAIVER AND FOOTNOTE FROM THE FEE TABLE.

       b. PLEASE CONFIRM SUPPLEMENTALLY THAT THE WAIVER DESCRIBED IN FOOTNOTE 11 IS NOT REFLECTED IN THE FEE TABLE.

          THE WAIVER DESCRIBED IS NOT REFLECTED IN THE FEE TABLE.

       c. PLEASE REVISE FOOTNOTE 13 AS THE DISCLOSURE IS NOT ACCURATE WITH REGARD TO THE FRANKLIN LARGE CAP VALUE SECURITIES FUND (WHICH HAS A 12B-1 FEE OF 22 BP).

          WE HAVE REVISED THE FEE TABLE AND FOOTNOTE 13 BECAUSE THE FRANKLIN LARGE CAP VALUE SECURITIES FUND HAS A 12B-1 FEE OF 0.22%.

       d. WITH REGARD TO FOOTNOTE 14, PLEASE EXPLAIN IN THE FOOTNOTE WHY THE FUND EXPENSES ARE ANNUALIZED (I.E. BECAUSE IT HAD BEEN IN OPERATION FOR LESS THAN ONE YEAR).

          WE HAVE REVISED THE FOOTNOTE TO REFLECT THAT THE FUND EXPENSES ARE ANNUALIZED BECAUSE THE FUND HAS BEEN IN OPERATION FOR LESS THAN ONE YEAR. BARRING ANY CHANGES TO THE FUND'S 12B-1 PLAN, THE FEES FOR SUBSEQUENT YEARS WILL BE 0.25%.

       e.   PLEASE SUPPLEMENTALLY EXPLAIN THE CIRCUMSTANCES SURROUNDING FOOTNOTE
            16.

          THE FUND MANAGER AGREED TO REDUCE FEES IN ORDER TO AVOID CHARGING THE FUND A MANAGEMENT FEE AT TWO LEVELS. AS REQUIRED UNDER THE EXEMPTIVE ORDER PERMITTING THE FUNDS TO INVEST UNIVESTED CASH IN THE SWEEP MONEY FUND AND AS APPROVED BY THE BOARD OF TRUSTEES OF THE FUND, ANY SUCH CASH

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          BALANCES INVESTED IN THE SWEEP MONEY FUND WILL HAVE A DEDUCTION FROM
          THE MANAGEMENT FEE OF THE AMOUNT ESTIMATED TO HAVE BEEN PAID IN SUCH FEES TO THE MONEY MARKET FUND.

       f. PLEASE CONFIRM SUPPLEMENT THAT THE FOOTNOTE DENOTED BY AN ASTERIX ("*") IS NOT REFLECTED IN THE FEE TABLE.

          THE WAIVER DESCRIBED IS NOT REFLECTED IN THE FEE TABLE.

3. THE SEPARATE ACCOUNT (PAGE 13)

     PLEASE REMOVE THE REFERENCE TO SEPARATE ACCOUNT TEN.

          ALL REFERENCES TO SEPARATE ACCOUNT TEN HAVE BEEN REMOVED.

4. STATE VARIATIONS (PAGE 66)

     PLEASE CLEARLY STATE, EITHER IN THIS SECTION OR AT THE BEGINNING OF THE PROSPECTUS, THAT THE CONTRACT OFFERED UNDER THIS REGISTRATION STATEMENT IS ALSO KNOWN AS A "CORE CONTRACT".

          THE CONTRACT OFFERED UNDER THIS REGISTRATION STATEMENT IS A CORE CONTRACT AS DEFINED IN APPENDIX A, "PRODUCT COMPARISON INFORMATION." WE HAVE CLEARLY STATED THAT THIS CONTRACT IS A CORE CONTRACT ON PAGE 1 OF THE PROSPECTUS.

5. POWER OF ATTORNEY (PART C)

     PLEASE PROVIDE A POWER OF ATTORNEY THAT RELATES SPECIFICALLY TO THIS NEW REGISTRATION STATEMENT AS REQUIRED BY RULE 48 3(B) OF THE 1933 ACT. THIS MEANS THAT EACH POWER OF ATTORNEY MUST EITHER (A) SPECIFICALLY LIST THE '33 ACT REGISTRATION NUMBER OF THE INITIAL FILING, OR (B) SPECIFICALLY NAME THE CONTRACT OR FUND WHOSE PROSPECTUS AND/OR SAT IS BEING REGISTERED.

          WE HAVE AMENDED THE POWER OF ATTORNEY TO INCLUDE SPECIFIC REFERENCE TO THESE REGISTRATION STATEMENTS.

6. FINANCIAL STATEMENTS, EXHIBITS, AND OTHER INFORMATION

     PLEASE CONFIRM THAT THE FINANCIAL STATEMENTS AND EXHIBITS WILL BE FILED BY A PRE EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT.

          WE RESPECTFULLY CONFIRM THAT THE FINANCIAL STATEMENTS AND EXHIBITS ARE BEING FILED BY THIS PRE-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT.

7. TANDY REPRESENTATION

          WE HEREBY ACKNOWLEDGE THAT THE STAFF OF THE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS AND RELATED STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE REFERENCED REGISTRATION STATEMENTS.

          WE ACKNOWLEDGE THAT THE REVIEW OF THE FILING BY THE STAFF OF THE COMMISSION DOES NOT RELIEVE THE REGISTRANT OF ITS FULL RESPONSIBILITY FOR THE ADEQUACY AND ACCURACY OF THE DISCLOSURE OF THIS FILING NOR DOES IT FORECLOSE THE COMMISSION FROM TAKING ANY ACTION WITH RESPECT TO THE FILING.

          FURTHER, WE ACKNOWLEDGE THAT THE REGISTRANT MAY NOT ASSERT AS A DEFENSE IN ANY PROCEEDING INITIATED BY THE COMMISSION OR ANY PERSON UNDER FEDERAL SECURITIES LAW THAT THE STAFF OF THE COMMISSION REVIEWED THE FILING AND PROVIDED COMMENTS TO THE REGISTRANT OR THAT THE FILING BECAME AUTOMATICALLY EFFECTIVE THEREAFTER.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-6320.

Very truly yours,

/s/ John F. Kennedy

John F. Kennedy
Associate Counsel